UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

INCOME TRUST

LEGG MASON WESTERN ASSET

INTERMEDIATE-TERM MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2010

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.8%
Alabama - 0.4%
Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC	5.250%	1/1/24	$1,935,000	$1,925,983
Jefferson County, AL, Sewer Revenue, Refunding	5.250%	2/1/16	7,000,000	6,725,740
Marshall County, AL, Health Care Authority Revenue	6.250%	1/1/22	1,000,000	1,019,490
Saraland, AL, GO, NATL	5.250%	1/1/14	1,000,000	1,010,000	(a)
Total Alabama				10,681,213
Alaska - 0.0%
Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC	8.000%	5/1/23	1,000,000	1,021,040	(b)
Arizona - 1.5%
Arizona State University, Revenue Bonds, FGIC	5.500%	7/1/21	1,000,000	1,072,060	(a)
Maricopa County, AZ, Hospital Revenue, St. Lukes Medical Center	10.250%	2/1/11	55,000	55,385	(c)
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/28	10,000,000	9,817,100
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/29	10,000,000	9,764,200
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/26	18,240,000	17,245,555
Total Arizona				37,954,300
Arkansas - 0.0%
Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project	7.000%	4/1/12	1,000,000	1,007,850	(b)
California - 15.2%
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	28,013,958
California State Economic Recovery	5.000%	7/1/16	6,000,000	6,100,440
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	37,394,350
California State Public Works Board, Lease Revenue, Department of Corrections	5.250%	9/1/16	4,245,000	4,254,594
California Statewide CDA Revenue:
John Muir Health	5.000%	7/1/29	6,660,000	6,108,885
St. Joseph Health System, NATL	5.125%	7/1/24	4,000,000	4,023,440
Long Beach, CA, Airport Senior Revenue	5.000%	6/1/30	7,735,000	6,982,075
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	3,978,419
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	17,830,000	17,445,229
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	8,000,000	7,968,400
Los Angeles, CA, COP, Hollywood Presbyterian Medical Center, INDLC	9.625%	7/1/13	165,000	185,727	(c)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/28	10,000,000	9,987,900
Los Angeles International Airport	5.250%	5/15/28	17,750,000	18,130,560
Los Angeles International Airport	5.250%	5/15/29	29,590,000	30,025,269
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	40,385,000	40,763,811
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	9,476,400
Northern, CA, Power Agency Revenue	5.000%	7/1/21	1,575,000	1,660,727
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,141,500
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,113,640
Lodi Energy Center	5.000%	6/1/25	15,805,000	15,756,004
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,236,600
Sacramento County, CA, Airport System Revenue	5.000%	7/1/30	3,615,000	3,488,439

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - cont’d
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	$800,000	$880,112
Procter & Gamble Project	5.000%	7/1/19	900,000	981,144
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,371,325
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,094,560
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	12,280,357
Arrowhead Project	5.000%	8/1/22	8,755,000	8,588,918
Arrowhead Project	5.125%	8/1/24	10,000,000	9,690,700
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/26	3,305,000	3,238,702
San Francisco, CA, City & County Airports Commission, International Airport Revenue	6.750%	5/1/11	5,000,000	5,096,500	(b)(d)
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	50,000,000	46,988,000
San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital	11.500%	5/1/11	50,000	51,754	(c)
Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project	10.300%	3/1/11	180,000	182,786	(c)
Southern California Public Power Authority:
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	1,955,720
Project Number 1	5.250%	11/1/27	9,550,000	9,218,329
Southern California Public Power Authority Revenue, Windy Point Flats Project-1	5.000%	7/1/25	7,250,000	7,454,088
Truckee-Donner Recreation & Park District, CA, COP, Community Center Project, AMBAC	5.000%	9/1/29	3,830,000	3,575,726
Total California				378,885,088
Colorado - 2.8%
Colorado Educational & Cultural Facilities Authority Revenue Charter School, Bromley East Project	7.000%	9/15/20	1,025,000	1,071,115	(a)
Colorado Health Facilities Authority Revenue:
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	12,735,000	12,981,677
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	16,000,000	15,597,760
Denver, CO, City & County Wastewater Revenue, FGIC	5.250%	11/1/14	1,480,000	1,588,810
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	7,105,000	6,602,818
E-470 Public Highway Authority Revenue, CO	5.375%	9/1/26	3,000,000	2,788,080
Northwest Parkway Public Highway Authority	5.500%	6/15/16	2,500,000	2,603,000	(a)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	8,210,000	8,732,566
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	8,314,880
Regional Transportation District, CO, COP	5.000%	6/1/25	10,000,000	10,074,200
Total Colorado				70,354,906
Connecticut - 0.3%
Connecticut State Special Obligation Parking Revenue, Bradley International Airport, ACA	6.375%	7/1/12	2,000,000	2,020,820	(b)
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, AGM	5.375%	7/1/16	2,000,000	2,138,860	(a)
Connecticut State, HEFA Revenue, Ascension Health Credit	3.500%	2/1/12	2,800,000	2,850,876	(d)
Total Connecticut				7,010,556
Florida - 8.9%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	3,000,000	3,008,190
Broward County, FL, Airport System Revenue	5.375%	10/1/29	12,000,000	12,069,600
Citizens Property Insurance Corp., FL	5.000%	6/1/16	25,000,000	25,920,500

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - cont’d
Citizens Property Insurance Corp., FL	5.375%	6/1/16	$20,000,000	$21,244,200
Citizens Property Insurance Corp., FL	5.250%	6/1/17	5,000,000	5,229,100
Citizens Property Insurance Corp., FL, Senior Secured High Risk Notes	5.000%	6/1/12	4,500,000	4,701,465
Florida Municipal Loan Council Revenue:
NATL	5.250%	11/1/13	1,790,000	1,865,610
NATL	5.250%	11/1/16	3,175,000	3,278,727
Florida State Municipal Power Agency Revenue	5.000%	10/1/28	10,400,000	10,314,720
Hillsborough County, FL, EFA Revenue, Refunding, University of Tampa Project, Radian	5.750%	4/1/18	1,525,000	1,515,942
Hillsborough County, FL, School District Sales Tax Revenue, AMBAC	5.375%	10/1/15	3,500,000	3,626,980	(a)
Jacksonville Beach, FL, Utility Revenue	7.900%	10/1/14	1,255,000	1,444,769	(c)
Killarney Community Development District Special Assessment Revenue	5.125%	5/1/09	440,000	211,200	(e)
Lee County, FL, Airport Revenue:
Assured Guaranty	5.000%	10/1/21	12,245,000	12,123,774	(b)
Assured Guaranty	5.000%	10/1/22	8,000,000	7,818,880	(b)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.500%	10/1/27	3,000,000	2,945,040	(b)
Miami International Airport	5.000%	10/1/29	5,000,000	4,703,900
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Assured Guaranty	3.000%	7/1/16	1,205,000	1,205,603
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	8,000,000	8,218,880
Orange County, FL, Health Facilities Authority Revenue:
Hospital Adventist Health Systems	6.250%	11/15/24	2,000,000	2,193,880	(a)
Orlando Health Inc.	5.250%	10/1/21	6,935,000	7,011,909
Orlando Health Inc.	5.250%	10/1/22	7,095,000	7,124,019
Orlando Health Inc.	5.125%	10/1/26	4,050,000	3,842,032
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/23	40,750,000	42,067,040
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/24	10,000,000	10,198,800
Orlando, FL, Utilities Commission Water & Electric Revenue	5.250%	10/1/13	1,470,000	1,523,096	(a)
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/24	3,500,000	3,731,840
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/25	3,350,000	3,524,099
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/27	1,155,000	1,197,111
Seminole County, FL, Water & Sewer Revenue, Refunding & Improvement, NATL	6.000%	10/1/12	685,000	722,223
South Broward, FL, Hospital District Revenue	5.000%	5/1/28	5,920,000	5,746,011
Sterling Hill, FL, Community Development District	5.500%	11/1/10	635,000	482,600	(e)
Total Florida				220,811,740
Georgia - 3.1%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo	5.000%	12/1/19	1,770,000	1,911,264
Zoo	5.000%	12/1/20	1,860,000	1,993,213
Atlanta, GA, Airport Revenue	5.250%	1/1/30	6,150,000	6,048,402
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,465,000	6,089,759
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	15,885,000	17,361,193
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,700,650
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	11,500,000	11,388,450

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - cont’d
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	$6,000,000	$6,462,480
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,033,360
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/11	2,500,000	2,517,575
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	5,000,000	5,020,600
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	7,110,000	6,943,128
Milledgeville & Baldwin County, GA, Development Authority Revenue, Georgia College & State University Foundation	5.500%	9/1/24	1,000,000	1,157,040	(a)
Public Gas Partners Inc., GA, Project Revenue	5.000%	10/1/11	1,250,000	1,286,975
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, NATL	5.000%	1/1/19	660,000	702,161
Total Georgia				77,616,250
Hawaii - 1.7%
Hawaii State:
FGIC	5.375%	8/1/15	2,895,000	2,967,896
FGIC	5.375%	8/1/15	1,105,000	1,136,714	(a)
Hawaii State Airports System Revenue	5.250%	7/1/29	18,240,000	18,307,488
Hawaii State Airports System Revenue	5.250%	7/1/30	20,000,000	19,975,600
Hawaii State, GO, Unrefunded Balance, NATL	5.000%	5/1/16	615,000	676,918
Total Hawaii				43,064,616
Illinois - 2.6%
Chicago, IL:
Metropolitan Water Reclamation District Greater Chicago, Capital Improvement	5.500%	12/1/14	2,000,000	2,200,320	(a)
O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	5,916,994	(b)
O’Hare International Airport Second Lien Passenger Facility, AMBAC	5.500%	1/1/16	1,500,000	1,519,200
Chicago, IL, GO	5.375%	1/1/16	120,000	126,110
Cicero, IL, NATL	5.625%	12/1/16	2,415,000	2,594,459
Cook County, IL, GO	5.250%	11/15/22	10,000,000	10,848,500
Cook County, IL, GO	5.250%	11/15/23	9,980,000	10,701,753
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	2,910,000	3,199,749	(c)
Illinois Finance Authority Revenue:
AGM	5.250%	1/1/22	2,000,000	2,045,940
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,007,380
Memorial Health System	5.250%	4/1/29	11,000,000	10,264,870
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,090,360
Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Gtd. Solid Waste Disposal Revenue, Prairie Power Inc.	3.000%	5/6/14	3,000,000	2,980,140	(d)
Illinois State, GO, First Series	5.375%	7/1/19	5,000,000	5,093,300
Kane County, IL, GO, FGIC	5.500%	1/1/15	2,440,000	2,464,400
Total Illinois				64,053,475
Indiana - 2.5%
Indiana Health Facility Financing Authority Revenue, Ascension Health Credit	3.750%	2/1/12	5,000,000	5,164,800	(d)
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	4,000,000	4,167,280
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	5,709,886
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	3,581,999

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - cont’d
Indiana State Finance Authority Revenue, Trinity Health Credit Group	5.000%	12/1/28	$5,000,000	$4,918,450
Indiana State Toll Road Commission, Toll Road Revenue	9.000%	1/1/15	3,285,000	3,806,888	(c)
Indianapolis Local Public Improvement Bond Bank, Waterworks Project	5.500%	7/1/19	3,000,000	3,213,840	(a)
Indianapolis, IN, Thermal Energy System, Multi-Mode	5.000%	10/1/23	19,625,000	20,428,055	(f)
Jasper County, IN, PCR:
Northern Indiana Public Service, AMBAC	5.700%	7/1/17	5,000,000	5,351,800
Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,226,830
Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC, NATL	6.750%	7/5/13	1,000,000	1,087,260
Mishawaka, IN, School Building Corp., First Mortgage, AMBAC	5.500%	7/15/18	1,075,000	1,104,165	(a)
North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project	7.125%	7/1/22	2,000,000	700,000	(g)
Total Indiana				62,461,253
Iowa - 1.0%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/18	2,775,000	2,927,320
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,252,507
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,576,175
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,252,066
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty	5.000%	2/15/17	1,600,000	1,731,872
Central Iowa Health System, Assured Guaranty	5.000%	2/15/18	1,350,000	1,451,803
Central Iowa Health System, Assured Guaranty	5.000%	2/15/19	1,000,000	1,064,370
Iowa Health System, Assured Guaranty	5.000%	8/15/17	1,000,000	1,088,430
Iowa Health System, Assured Guaranty	5.000%	8/15/18	1,350,000	1,458,000
Iowa Health System, Assured Guaranty	5.000%	8/15/19	1,150,000	1,227,843
Muscatine, IA, Electric Revenue	9.700%	1/1/13	1,310,000	1,424,193	(c)
Total Iowa				23,454,579
Kansas - 0.3%
Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light	5.250%	4/1/13	5,000,000	5,275,000	(d)
Kansas State Development Finance Authority Revenue, Sisters Leavenworth	5.250%	1/1/25	3,000,000	3,122,040
Total Kansas				8,397,040
Kentucky - 1.1%
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue:
Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	1,776,427
Owensboro Medical Health System Inc.	6.000%	6/1/30	14,570,000	14,371,994
Louisville & Jefferson County, KY, Metro Government Health Facilities Revenue, Jewish Hospital, St. Marys Healthcare	6.000%	2/1/22	10,000,000	10,186,200
Total Kentucky				26,334,621
Louisiana - 0.4%
East Baton Rouge, LA, Parish Park & Recreation District, GO, AGM	5.000%	5/1/20	500,000	524,900
Louisiana Local Government Environmental Facilities and CDA Revenue, AMBAC, Parking Facilities Corp. Garage Project	5.625%	10/1/17	1,480,000	1,484,366
Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna	8.000%	5/15/12	130,000	137,991	(c)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - cont’d
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.625%	6/1/21	$1,830,000	$2,041,237
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.875%	6/1/23	4,435,000	4,930,256
Louisiana State University & Agricultural & Mechanical College Board, Refunding, Auxiliary, AGM	5.250%	7/1/13	1,000,000	1,093,850
Total Louisiana				10,212,600
Maine - 0.2%
Maine State Housing Authority Mortgage Revenue	5.000%	11/15/29	4,000,000	3,909,000
Maryland - 1.3%
Anne Arundel County, MD, GO	5.375%	3/1/14	3,000,000	3,166,830	(a)
Anne Arundel County, MD, GO, Consolidated Solid Waste Projects	5.300%	2/1/17	450,000	450,994	(b)
Maryland State Economic Development Corp., EDR:
Term Project	5.375%	6/1/25	5,055,000	4,808,973
Transportation Facilities Project	5.125%	6/1/20	5,000,000	4,785,600
Transportation Facilities Project	5.375%	6/1/25	7,500,000	7,134,975
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health System Inc.	5.000%	7/1/28	2,000,000	1,993,060
Carroll County General Hospital	5.125%	7/1/14	400,000	415,628
Carroll County General Hospital	6.000%	7/1/21	535,000	550,574
Johns Hopkins Hospital	5.000%	5/15/11	1,000,000	1,014,000
Refunding, Kennedy Krieger Issue	5.125%	7/1/22	1,000,000	946,360
Refunding, Medstar Health	5.750%	8/15/14	500,000	559,435
University of Maryland Medical System	6.000%	7/1/22	1,000,000	1,077,900	(a)
Washington County Hospital	6.000%	1/1/28	4,000,000	3,974,720
Maryland State Transportation Authority Parking Revenue, Baltimore, Washington International Airport, AMBAC	5.250%	3/1/12	1,000,000	1,047,150	(b)
Total Maryland				31,926,199
Massachusetts - 1.7%
Massachusetts State DFA Revenue:
Boston University	5.000%	10/1/29	15,000,000	14,765,850
First Mortgage, Edgecombe Project	6.000%	7/1/11	135,000	136,871
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGM	6.000%	11/15/28	1,500,000	1,587,495
Caregroup Inc.	5.375%	7/1/23	3,500,000	3,552,745
Caregroup Inc.	5.375%	7/1/24	5,500,000	5,545,485
Caregroup Inc.	5.375%	7/1/25	3,570,000	3,581,959
Caritas Christi Obligation	6.500%	7/1/12	1,035,000	1,090,476	(c)
Caritas Christi Obligation	6.750%	7/1/16	3,000,000	3,296,640	(a)
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,639,150
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,604,835
University of Massachusetts	5.500%	10/1/18	1,300,000	1,405,755	(a)
Massachusetts State Port Authority Revenue Pittsfield,	13.000%	7/1/13	750,000	888,083	(c)
MA, GO, NATL	5.500%	4/15/17	2,000,000	2,144,660	(a)
Total Massachusetts				42,240,004
Michigan - 6.2%
Allen Academy COP	7.000%	6/1/15	800,000	819,952
Carman-Ainsworth, MI, Community School District, GO, FGIC	5.500%	5/1/19	1,000,000	1,061,820	(a)
Chippewa Valley, MI, Schools Administration Building, Q-SBLF	5.500%	5/1/18	1,775,000	1,888,387	(a)
Detroit, MI, GO:
District State Aid	5.250%	11/1/24	5,000,000	4,970,500
District State Aid	5.000%	11/1/30	22,500,000	20,698,875

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - cont’d
Detroit, MI, Water Supply System Revenue, NATL	5.000%	7/1/26	$1,000,000	$989,370
Michigan Finance Authority, Trinity Health Corp.	5.000%	12/1/27	4,500,000	4,434,165
Michigan State Building Authority Revenue:
Facilities Program, AGM	5.000%	10/15/26	5,000,000	4,956,550
Facilities Program, NATL	5.000%	10/15/29	20,250,000	19,081,372
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.625%	5/15/28	23,690,000	24,123,527
Refunding, Hospital, Sparrow Obligated	5.000%	11/15/19	1,000,000	1,027,990
Michigan State Housing Development Authority, Rental Housing Revenue	5.125%	10/1/22	6,745,000	6,924,282
Michigan State Housing Development Authority, Rental Housing Revenue, AMBAC	6.000%	4/1/23	10,460,000	10,606,022	(b)
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	5,000,000	5,342,800	(d)
Mount Clemens, MI, Community School District, Q-SBLF	5.500%	5/1/16	1,000,000	1,041,820	(a)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,246,340
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/16	7,865,000	8,140,826	(b)
Detroit Metropolitan Airport	5.000%	12/1/17	17,000,000	17,387,600	(b)
Detroit Metropolitan Airport	5.000%	12/1/18	17,000,000	17,087,380	(b)
Total Michigan				152,829,578
Minnesota - 1.1%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Heathcare, AGM	5.000%	2/15/30	5,725,000	5,519,873
Saint Paul, MN, Housing & Redevelopment Authority, Hospital Revenue, Health East Project, ACA/CBI	5.850%	11/1/17	1,000,000	1,002,620
St. Cloud, MN, Health Care Revenue, Centracare Health System	5.000%	5/1/25	10,000,000	9,938,700
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	9,600,000	9,667,008
Total Minnesota				26,128,201
Missouri - 0.9%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	9,080,000	9,129,304
Lees Summit, MO, IDA, Health Facilities Revenue, John Knox Village	5.750%	8/15/11	1,000,000	1,032,300	(c)
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	4,485,000	4,855,551
Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs	5.250%	1/1/16	1,500,000	1,511,280
Missouri State Health & EFA Revenue, St. Lukes Episcopal	5.000%	12/1/20	5,070,000	5,199,995
Missouri State Housing Development Community, MFH Revenue	5.500%	12/1/15	680,000	682,217
Saint Louis, MO, Airport Revenue, Airport Development Program, NATL	5.625%	7/1/16	1,000,000	1,025,490	(a)
Total Missouri				23,436,137
Nevada - 0.8%
Carson City, NV, Hospital Revenue:
Carson-Tahoe Health System	6.000%	9/1/14	650,000	670,014

Carson-Tahoe Health System	6.000%	9/1/14	535,000	585,188	(a)
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	13,026,130
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.000%	6/1/15	1,000,000	1,054,860

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nevada - cont’d
Renown Regional Medical Center Project	5.000%	6/1/16	$1,000,000	$1,051,620
Renown Regional Medical Center Project	5.000%	6/1/17	2,190,000	2,282,418
Total Nevada				18,670,230
New Hampshire - 0.1%
New Hampshire HEFA:
University Systems of New Hampshire, AMBAC	5.375%	7/1/16	595,000	615,533	(a)
University Systems of New Hampshire, AMBAC	5.375%	7/1/16	305,000	313,854
New Hampshire HEFA Revenue:
Covenant Health	6.500%	7/1/17	1,770,000	1,884,183	(a)
Covenant Health, Unrefunded Balance	6.500%	7/1/17	565,000	584,436
Total New Hampshire				3,398,006
New Jersey - 3.5%
New Jersey EDA Revenue, School Facilities Construction	5.500%	12/15/29	10,000,000	10,417,600
New Jersey EDA, Water Facilities Revenue:
New Jersey American Water Co.	4.450%	6/1/23	3,500,000	3,343,375
New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,008,722	(b)
New Jersey American Water Co.	4.700%	12/1/25	8,000,000	7,052,720	(b)
New Jersey Health Care Facilities Financing Authority Revenue:
Atlanticare Regional Medical Center	5.000%	7/1/15	1,840,000	1,945,101
Atlanticare Regional Medical Center	5.000%	7/1/16	1,350,000	1,432,323
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,437,400
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	20,000,000	20,302,800
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	5.875%	6/1/21	22,020,000	22,977,650	(b)
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue	5.250%	5/1/23	5,565,000	5,717,703
New Jersey State Turnpike Authority Revenue	6.000%	1/1/14	135,000	139,914	(c)
Passaic Valley, NJ, Sewage Commissioners Sewer System, AMBAC	5.625%	12/1/17	3,095,000	3,103,883
Ringwood Boro, NJ, Sewage Authority	9.875%	1/1/14	65,000	73,282	(c)
Total New Jersey				85,952,473
New Mexico - 1.1%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	1,100,000	1,243,649
Farmington, NM, PCR, Arizona Public Service Co.	4.700%	9/1/24	27,000,000	25,362,990
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/20	1,490,000	1,596,073
Total New Mexico				28,202,712
New York - 5.0%
Albany, NY, IDA, Civic Facility Revenue, Charitable Leadership Project	6.000%	7/1/19	1,000,000	650,150
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.000%	7/15/30	33,640,000	33,839,822
Monroe County, NY, Industrial Development Corp., FHA, Insured Mortgage Revenue, Unity Hospital of Rochester Project	5.750%	8/15/30	5,000,000	5,537,250
MTA, NY, Revenue	5.250%	11/15/22	6,000,000	6,272,160
MTA, NY, Revenue	5.250%	11/15/24	22,995,000	23,707,845
Nassau County, NY, IDA, Continuing Care Retirement, Amsterdam at Harborside	5.875%	1/1/18	2,150,000	2,171,414
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.000%	2/15/30	12,390,000	12,209,478

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - cont’d
New York City, NY, IDA, Special Needs Facilities Pooled Program A-1	6.100%	7/1/12	$245,000	$244,544
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,486,365
New York State Dormitory Authority Revenue:
FHA, New York and Presbyterian Hospital, AGM	5.250%	8/15/24	5,415,000	5,660,624
Mental Health Services Facilities	5.000%	2/15/18	5,000,000	5,330,050
Municipal Health Facility	5.000%	1/15/25	9,150,000	9,263,368
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,564,850
School Districts Financing Programs, NATL	5.500%	10/1/17	2,500,000	2,666,475
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	3,932,400
Tobacco Settlement Financing Corp., New York, Asset-Backed	5.500%	6/1/14	5,395,000	5,412,696
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	2,897,820

Total New York				123,847,311

North Carolina - 2.2%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,030,360
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	23,250,000	23,032,380
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
Assured Guaranty	5.250%	1/1/25	7,000,000	7,244,510
Assured Guaranty	5.375%	1/1/26	4,590,000	4,720,448
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/28	10,235,000	10,379,006
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/29	6,700,000	6,749,178

Total North Carolina				54,155,882

Ohio - 3.8%
Cleveland, OH, Public Power Systems Revenue, AMBAC	5.500%	11/15/15	1,750,000	1,800,313
Franklin County, OH, Hospital Revenue, Children Hospital Project	10.375%	6/1/13	1,100,000	1,241,867	(c)
Hamilton County, OH, Sales Tax Revenue, AMBAC	5.250%	12/1/18	305,000	305,756
Jackson, OH, Local School District, Stark & Summit Counties, AGM	5.000%	12/1/18	1,240,000	1,316,335
Logan Hocking, OH, Local School District, Construction & Improvement, NATL	5.500%	12/1/16	1,410,000	1,475,325	(a)
Montgomery County, OH, Revenue, Catholic Health Initiatives	5.500%	9/1/14	2,775,000	2,865,687	(a)
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	5.625%	6/1/18	20,000,000	21,234,600
FirstEnergy Generation Corp.	5.700%	8/1/20	9,000,000	9,335,520
FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	7,500,000	7,963,500	(d)
Ohio State Building Authority, State Facilities- Administration Building Fund, AGM	5.500%	10/1/14	3,600,000	3,736,656	(a)

Ohio State Department of Administrative Services, COP, Administrative Knowledge System, NATL	5.000%	9/1/16	500,000	543,055
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	45,000,000	43,495,200	(d)

Total Ohio				95,313,814

Oklahoma - 0.0%
Oklahoma Development Finance Authority Revenue, Refunding, St. John’s Health Systems	5.750%	2/15/18	690,000	692,001

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 0.6%
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System	5.750%	5/1/16	$1,000,000	$1,018,220
Klamath Falls, OR, Intercommunity Hospital Authority Revenue:
Merle West Medical Center	6.125%	9/1/22	940,000	1,032,581	(a)
Unrefunded Balance, Merle West Medical Center	6.125%	9/1/22	560,000	538,104
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	2,250,000	2,249,842
Oregon State Department of Administrative Services, Lottery Revenue, AGM	5.500%	4/1/14	1,375,000	1,459,081	(a)
Oregon State Facilities Authority Revenue, Samaritan Health Services	5.000%	10/1/30	10,000,000	9,217,200

Total Oregon				15,515,028

Pennsylvania - 6.5%
Adams County, PA, IDA Revenue, Gettysburg College	5.875%	8/15/21	1,000,000	1,045,750
Allegheny County, PA, Port Authority Special Revenue, FGIC	5.500%	3/1/16	3,000,000	3,046,050
Beaver County, PA, IDA, PCR, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	33,200,000	32,474,912	(d)
Chester County, PA, School Authority, School Lease Revenue	5.375%	6/1/17	1,070,000	1,094,054
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/28	7,600,000	7,638,228
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/29	5,000,000	5,010,750
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/30	5,825,000	5,747,644
Greater Johnstown, PA, GO, School District, NATL	5.375%	8/1/14	1,750,000	1,812,318
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	10,767,460
Montgomery County, PA, IDA Revenue:
New Regional Medical Center Project, FHA	5.000%	8/1/24	5,980,000	6,070,717
New Regional Medical Center Project, FHA	5.750%	8/1/30	3,000,000	3,134,400
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC	3.000%	9/1/15	25,000,000	24,382,500	(d)
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue:
Philadelphia Biosolids Facility	5.000%	1/1/15	1,560,000	1,572,324
Philadelphia Biosolids Facility	5.375%	1/1/17	2,385,000	2,400,145
Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue	5.200%	10/1/28	8,235,000	8,271,481
Pennsylvania State Department of General Services, COP, AGM	5.250%	5/1/16	2,000,000	2,051,200
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	8,925,012
Pennsylvania State Higher EFA, Health Services Revenue, Allegheny Delaware Valley Obligation Group, NATL	6.250%	1/15/18	1,000,000	1,011,650	(a)
Pennsylvania State IDA, Refunding, Economic Development, AMBAC	5.500%	7/1/20	500,000	518,170
Pennsylvania State Public School Building Authority Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/27	10,000,000	10,122,700
Philadelphia School District Project, AGM	5.000%	6/1/29	6,275,000	6,289,746

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - cont’d
Philadelphia, PA, Authority for Industrial Development, AGM	5.500%	10/1/15	$2,000,000	$2,095,880	(a)
Philadelphia, PA, Authority for Industrial Development, Lease Revenue, AGM	5.500%	10/1/19	1,000,000	1,047,940	(a)
Philadelphia, PA, Gas Works Revenue	5.500%	8/1/17	1,675,000	1,724,262	(a)
Philadelphia, PA, Gas Works Revenue, AGM	5.500%	8/1/19	3,240,000	3,335,288	(a)
Philadelphia, PA, School District	5.625%	8/1/18	2,000,000	2,151,120	(a)
Philadelphia, PA, School District:
AGM	5.500%	2/1/20	2,000,000	2,107,020	(a)
AGM	5.500%	2/1/21	1,865,000	1,964,796	(a)
Philadelphia, PA, Water & Wastewater Revenue, FGIC	5.250%	11/1/17	1,000,000	1,046,830
Pittsburgh, PA, Public Parking Authority, Parking Revenue, St. Francis General Hospital	6.625%	10/1/12	395,000	423,732	(c)
Reading, PA, GO, AMBAC	5.875%	11/15/12	1,200,000	1,315,080	(c)
Southcentral, PA, General Authority Revenue, Hanover Hospital Inc., Radian	5.500%	12/1/18	1,445,000	1,459,493
West View, PA, Municipal Authority	9.500%	11/15/14	550,000	672,749	(c)

Total Pennsylvania				162,731,401

Puerto Rico - 3.7%
Puerto Rico Commonwealth Government Development Bank, NATL	4.750%	12/1/15	20,000,000	20,595,000
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/27	15,000,000	14,885,550
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/23	24,145,000	25,021,222
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/24	26,555,000	27,132,040
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.625%	8/1/30	5,000,000	5,042,200

Total Puerto Rico				92,676,012

Rhode Island - 0.1%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	1,000,000	1,014,450
Woonsocket, RI, GO, FGIC	5.375%	10/1/20	2,000,000	2,022,700

Total Rhode Island				3,037,150

South Carolina - 0.2%
Greenville County, SC, School District Installment Purchase, Revenue, Refunding, Building Equity	6.000%	12/1/21	1,650,000	1,830,840	(a)
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health	5.000%	2/1/22	2,355,000	2,395,600

Total South Carolina				4,226,440

Tennessee - 1.3%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/17	2,000,000	2,024,500
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/19	8,260,000	8,270,821
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/22	3,000,000	2,920,320
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	10,000,000	9,782,400
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	6,865,000	6,662,688
Tennessee Housing Development Agency	5.000%	7/1/23	3,125,000	3,119,219	(b)

Total Tennessee				32,779,948

Texas - 9.1%
Austin, TX Electric Utility System Revenue, Refunding, AMBAC	5.500%	11/15/13	2,000,000	2,226,760

Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co.	5.900%	5/1/28	16,305,000	16,268,314	(b)(d)
Brownsville, TX, Utilities Systems Revenue, AMBAC	9.400%	1/1/13	15,000	16,264	(c)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - cont’d
Dallas, TX, Area Rapid Transit, Senior Lien, AMBAC	5.375%	12/1/17	$1,000,000	$1,044,730	(a)
El Paso County, TX, Housing Finance Corp., La Plaza Apartments	6.700%	7/1/20	415,000	418,967
El Paso County, TX, Housing Finance Corp., MFH Revenue:
American Village Communities	6.250%	12/1/20	1,250,000	1,242,625
American Village Communities	6.250%	12/1/24	1,000,000	999,010
Fort Worth, TX, Water & Sewer Revenue	5.625%	2/15/18	2,000,000	2,113,660	(a)
Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project	7.500%	10/1/12	5,000,000	5,084,350	(b)(d)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine Harris County,	5.375%	11/15/28	11,000,000	10,217,790
TX, GO, Capital Appreciation, Refunding, Permanent Improvement, NATL	0.000%	10/1/17	1,000,000	831,340
Harris County, TX, Houston Sports Authority Revenue	5.250%	11/15/16	1,125,000	1,126,046
Harris County, TX, Houston Sports Authority Revenue, NATL	5.750%	11/15/19	3,000,000	3,005,490
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	40,000,000	41,011,200
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	8,215,000	8,369,031
Senior Lien	5.125%	7/1/27	11,180,000	11,420,370
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	3,250,000	3,274,245
Midlothian, TX, Development Authority Tax, Increment Contact Revenue	7.875%	11/15/21	2,220,000	2,323,297	(a)
Midlothian, TX, ISD, Unrefunded Balance, Refunding, PSFG	0.000%	2/15/17	60,000	41,463	(a)
Montgomery, TX, ISD, GO:
Refunding, PSFG	5.500%	2/15/17	1,230,000	1,237,171	(a)
Unrefunded Balance, Refunding, PSFG	5.500%	2/15/17	570,000	573,323	(a)
North Forest ISD, ACA	6.500%	8/15/17	1,230,000	1,083,003
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	18,000,000	17,395,740
North Texas Tollway Authority, Dallas North Tollway Systems Revenue:
AMBAC	5.000%	1/1/25	9,335,000	9,338,454
AMBAC	5.000%	1/1/26	10,205,000	10,067,335
Panhandle, TX, Regional Housing Finance, GNMA-Collateralized	6.500%	7/20/21	732,000	752,811
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,064,680
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	13,000,000	13,434,070
Tarrant County, TX, Health Facilities Development Corp., Health System Revenue, Original Issue Discount, FGIC	5.000%	9/1/15	1,105,000	1,203,163	(c)
Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor Health Care Systems Project	5.750%	11/15/19	4,000,000	4,140,840
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	3,723,511
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	39,070,000	40,881,285
Texas Technical University Revenue, Financing System, NATL	5.500%	8/15/18	2,000,000	2,110,880	(a)
Texas Transportation Commission Centre, TX, Turnpike System Revenue	5.000%	2/15/11	4,000,000	4,013,240	(d)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - cont’d
University of Texas Revenue Financing System	5.375%	8/15/18	$2,000,000	$2,060,040	(a)
Wichita Falls, TX, Water & Sewer Revenue, Priority Lien, AMBAC	5.375%	8/1/19	1,000,000	1,028,400	(a)
Total Texas				226,142,898
U.S. Virgin Islands - 1.1%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	3,560,000	3,344,264
Matching Fund Loan	5.250%	10/1/29	3,425,000	3,305,913
Matching Fund Loan	6.625%	10/1/29	5,000,000	5,216,450
Matching Fund Loan Note	5.000%	10/1/29	4,000,000	3,740,800
Senior Lien	5.000%	10/1/25	11,000,000	10,631,720
Total U.S. Virgin Islands				26,239,147
Utah - 0.2%
Provo, UT, Electric Revenue	10.125%	4/1/15	590,000	708,478	(c)
Provo, UT, Electric Revenue:
AMBAC	10.375%	9/15/15	10,000	12,323	(c)
NATL	10.125%	4/1/15	655,000	786,530	(c)
Salt Lake County, UT, Hospital Revenue, IHC Health Services Inc., AMBAC	5.500%	5/15/13	1,500,000	1,537,905
Spanish Fork City, UT, Water Revenue:
AGM	5.500%	6/1/17	240,000	256,330	(a)
Unrefunded Balance, AGM	5.500%	6/1/17	760,000	811,148	(a)
Utah State Board Regents, Utah State University Hospital, NATL	5.500%	8/1/18	1,000,000	1,029,410	(a)
Total Utah				5,142,124
Vermont - 0.0%
Vermont Educational & Health Buildings Financing Agency Revenue, Developmental & Mental Health	5.500%	6/15/12	640,000	644,013
Virginia - 0.6%
Chesapeake, VA, GO, Public Improvement	5.500%	12/1/17	1,445,000	1,499,577
Fairfax County, VA, Redevelopment & Housing Authority, Lease Revenue, James Lee Community Center	5.250%	6/1/19	1,000,000	1,019,840	(a)
Fauquier County, VA, IDA, Hospital Revenue, Fauquier Hospital Foundation Inc., Radian	5.500%	10/1/15	1,305,000	1,363,190
Harrisonburg, VA, Redevelopment & Housing Authority, MFH Revenue, Greens of Salem Run Project, AGM	6.000%	4/1/12	350,000	350,462	(b)
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,437,411
Virginia State Resources Authority Infrastructure Revenue, Senior, Pooled Financing Program	5.000%	11/1/19	1,175,000	1,329,019
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	6,350,000	7,196,582
Total Virginia				14,196,081
Washington - 1.4%
Energy Northwest Washington Electric Revenue, Refunding, Project No. 1	5.500%	7/1/14	4,000,000	4,254,280
King County, WA, Public Hospital District, GO	5.250%	12/1/28	6,725,000	6,953,785
Pierce County, WA, School District North 10 Tacoma, FGIC	5.375%	12/1/14	2,000,000	2,089,460	(a)
Port of Seattle, WA, Revenue	5.000%	6/1/30	8,000,000	8,059,360
Radford Court Properties, WA, Student Housing Revenue:
NATL	6.000%	6/1/17	1,695,000	1,716,764
NATL	5.375%	6/1/19	1,000,000	1,012,270
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	7,080,000	7,362,350

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - cont’d
Multicare Health System	5.750%	8/15/29	$3,000,000	$3,094,260
Total Washington				34,542,529
West Virginia - 0.7%
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities	5.000%	4/1/26	6,440,000	6,385,324
West Virginia State Hospital Finance Authority Revenue, AGM	5.375%	6/1/28	6,000,000	6,016,920
West Virginia State Hospital Finance Authority, Hospital Revenue, United Health Systems	5.250%	6/1/29	5,785,000	5,560,369
Total West Virginia				17,962,613
Wisconsin - 1.6%
Milwaukee County, WI, Airport Revenue	5.000%	12/1/20	1,425,000	1,436,144	(b)
Milwaukee County, WI, Airport Revenue	4.000%	12/1/21	1,700,000	1,527,042	(b)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/22	1,345,000	1,331,859	(b)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/23	1,000,000	980,400	(b)
Sheboygan, WI, PCR, Wisconsin Power Convention, FGIC	5.000%	9/1/15	4,000,000	4,303,600
Wisconsin State	5.500%	5/1/14	2,000,000	2,033,460	(a)
Wisconsin State General Fund Annual Appropriation Revenue	5.375%	5/1/25	10,000,000	10,832,100
Wisconsin State HEFA Revenue:
Agnesian Health Care Inc.	6.000%	7/1/17	1,000,000	1,027,570	(a)
Aurora Health Care Inc.	5.500%	4/15/29	3,000,000	2,892,570
Children’s Hospital	5.500%	8/15/29	5,950,000	6,090,896
Prohealth Care Inc. Obligation Group, AMBAC	5.000%	8/15/19	4,500,000	4,509,495
Wheaton Franciscan Services Inc.	6.000%	8/15/15	1,500,000	1,605,510	(a)
Total Wisconsin				38,570,646
Wyoming - 1.0%
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	16,000,000	16,087,040
Wyoming CDA, Housing Revenue	5.500%	12/1/28	7,565,000	7,659,941
Wyoming Municipal Power Agency, Power Supply	4.500%	1/1/29	1,000,000	879,340
Total Wyoming				24,626,321
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,437,550,346)				2,433,055,026
SHORT-TERM INVESTMENTS - 1.3%
Indiana - 0.1%
Indiana State Development Finance Authority Revenue, Educational Facilities, Christel House Inc. Project, LOC-Fifth Third Bank	0.710%	2/1/23	3,600,000	3,600,000	(h)(i)
Louisiana - 0.3%
St. Tammany Parish, LA, Development District Revenue, Rooms to Go St. Tammany LLC, LOC- SunTrust Bank	0.980%	7/1/38	6,100,000	6,100,000	(h)(i)
Maryland - 0.5%
Maryland State Health & Higher EFA Revenue, Holton-Arms School, LOC-SunTrust Bank	0.980%	7/1/32	8,800,000	8,800,000	(h)(i)
Montgomery County, MD, Revenue, Sidwell Friends School, LOC-SunTrust Bank	0.980%	4/1/37	3,000,000	3,000,000	(h)(i)
Total Maryland				11,800,000
New York - 0.1%
New York State Dormitory Authority Revenue, Non- State Supported Debt, D’ Youville College, LOC-Keybank N.A.	0.770%	7/1/38	2,455,000	2,455,000	(h)(i)
Puerto Rico - 0.3%
Commonwealth of Puerto Rico, GO: LOC-Wells Fargo Bank N.A.	0.280%	7/1/34	400,000	400,000	(h)(i)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - cont’d
Public Improvement, AGM, LOC-Wells Fargo Bank N.A.	0.220%	7/1/32	$2,400,000	$2,400,000	(h)(i)
Public Improvement, AGM, SPA-Dexia Credit Local	0.330%	7/1/18	600,000	600,000	(h)(i)
Public Improvement, AGM, SPA-Dexia Credit Local	0.330%	7/1/21	2,600,000	2,600,000	(h)(i)
Public Improvements, AGM, SPA-Dexia Bank	0.330%	7/1/24	800,000	800,000	(h)(i)

Total Puerto Rico				6,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $30,755,000)				30,755,000

TOTAL INVESTMENTS - 99.1% (Cost - $2,468,305,346#)				2,463,810,026
Other Assets in Excess of Liabilities - 0.9%				23,526,262

TOTAL NET ASSETS - 100.0%				$2,487,336,288

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Maturity date shown represents the mandatory tender date.

(e)	The maturity principal is currently in default as of December 31, 2010.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Security is in default as of December 31, 2010.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CBI	— Certificate of Bond Insurance
CDA	— Communities Development Authority
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
INDLC	— Industrial Indemnity Company - Insured Bonds
ISD	— Independent School District
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Radian Asset Assurance - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

Summary of Investments by Industry*

Industrial revenue	19.9%
Health care	19.3
Transportation	19.1
Power	10.0
Special tax obligation	7.8
Pre-refunded/escrowed to maturity	4.7
Education	4.4
Leasing	3.8
Local general obligation	2.7
State general obligation	2.1
Housing	2.1
Water & sewer	1.7
Other	0.7
Solid waste/resource recovery	0.5
Short-term investments	1.2

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of December 31, 2010 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡
AAA/Aaa	2.1%
AA/Aa	34.8
A	44.5
BBB/Baa	16.0
BB/Ba	0.5
A-1/VMIG 1	1.2
NR	0.9

100.0%

†	As a percentage of total investments.

‡	The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Security may be rated by other NRSROs, and these ratings may be higher. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 17 through 21 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When reliable prices are not readily available, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$2,433,055,026	—	$2,433,055,026

Short-term investments†	—	30,755,000	—	30,755,000

Total investments	—	$2,463,810,026	—	$2,463,810,026

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are

Notes to Schedule of Investments (unaudited) (cont’d)

made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$41,000,938
Gross unrealized depreciation	(45,496,258)

Net unrealized depreciation	$(4,495,320)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At December 31, 2010, the Fund did not have any derivative instruments outstanding.

During the period ended December 31, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$409,555,258

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 24, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	February 24, 2011